Details to the consolidated statements of cash flows (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Statement [line items]
Acquisitions applying the optional concentration test	$ 2,720	$ 1,537	$ 2,720	$ 1,537
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test					$ 300
Cash acquired recognized as of acquisition date through acquisitions applying the optional concentration test	$ 0		$ 0